Goodwill And Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Roll Forward]
Beginning balance	$ 8,395	$ 8,571	$ 5,538
Acquisition of Apex in June			2,449
Adjustment to Apex goodwill			37
Tax adjustment to Apex goodwill			(9)
Acquisition of Illume in July			444
Effect of currency translation on Apex	(100)	(176)	112
Ending balance	$ 8,295	$ 8,395	$ 8,571